Summary of Significant Accounting Policies - Cumulative effect of initially applying the new lease accounting standard (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets:
Right of use assets - operating leases	$ 810,017	$ 0	$ 0
Liabilities:
Current portion of operating lease liabilities	292,800	0	0
Operating lease liabilities, net of current portion	$ 534,817	0	$ 0
Lease, Practical Expedients, Package [true false]	true
Lease, Practical Expedient, Use of Hindsight [true false]	false
Lease, Practical Expedient, Lessor Single Lease Component [true false]	true
Accounting Standards Update 2016-02 [Member]
Assets:
Right of use assets - operating leases		943,997
Liabilities:
Current portion of operating lease liabilities		261,866
Operating lease liabilities, net of current portion		682,131
Restatement Adjustment [Member]
Assets:
Right of use assets - operating leases		943,997
Liabilities:
Current portion of operating lease liabilities		261,866
Operating lease liabilities, net of current portion		$ 682,131